Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Software	$ 30,934	$ 24,272	$ 28,084
Maintenance and technical support	36,149	33,181	30,996
Consulting services	413,242	313,741	266,550
Total revenues	480,325	371,194	325,630
Cost of revenues:
Software	12,182	10,487	10,220
Maintenance and technical support	4,144	3,598	4,167
Consulting services	331,005	247,517	209,114
Total cost of revenues	347,331	261,602	223,501
Gross profit	132,994	109,592	102,129
Operating costs and expenses:
Research and development, net	8,995	8,789	8,239
Selling and marketing	38,147	31,160	30,454
General and administrative	32,110	27,967	29,529
Change in valuation of contingent consideration related to acquisitions	2,507	1,088	255
Total operating costs and expenses	81,759	69,004	68,477
Operating income	51,235	40,588	33,652
Financial expenses, net	(3,155)	(917)	(1,169)
Increase in valuation of consideration related to acquisitions	(2,817)	(2,268)	(11)
Income before taxes on income	45,263	37,403	32,472
Taxes on income	10,359	7,286	6,874
Net income	34,904	30,117	25,598
Net income attributable to redeemable non-controlling interests	3,517	2,526	3,111
Net income attributable to non-controlling interests	2,055	2,405	2,221
Net income attributable to Magic Software Enterprises shareholders	$ 29,332	$ 25,186	$ 20,266
Net earnings per share attributable to Magic Software Enterprises’ shareholders:
Basic and Diluted earnings per share (in Dollars per share)	$ 0.52	$ 0.49	$ 0.26